UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Apparel, Footwear & Acc Design — 10.8%
Burberry Group plc (Britain)	185,000	$2,877,751
Cie Financiere Richemont SA (Switzerland)	60,000	3,512,080
Prada SpA (Italy)	1,991,800	6,168,247
Swatch Group AG (The) (Switzerland)	10,700	3,113,718
		$15,671,796
Infrastructure Software — 7.3%
Microsoft Corp.	83,100	$4,252,227
Oracle Corp.	153,400	6,278,662
		$10,530,889
Professional Services — 7.1%
Adecco Group AG (Switzerland)	45,500	$2,294,932
Pagegroup plc (Britain)	1,314,022	5,217,458
Robert Half International, Inc.	73,500	2,804,760
		$10,317,150
Construction & Mining Machinery — 6.2%
Joy Global, Inc.	165,900	$3,507,126
Metso OYJ (Finland)	120,000	2,821,182
Sandvik AB (Sweden)	260,000	2,573,664
		$8,901,972
Oil & Gas Services & Equipment — 6.1%
Fugro NV (CVA) (Netherlands)*	351,275	$6,182,662
ShawCor, Ltd. (Canada)	109,500	2,714,722
		$8,897,384
Flow Control Equipment — 4.8%
Rotork plc (Britain)	730,000	$2,113,372
Sulzer AG (Switzerland)	55,000	4,772,689
		$6,886,061
Advertising & Marketing — 4.2%
DKSH Holding AG (Switzerland)	49,000	$3,209,882
Publicis Groupe SA (France)	42,950	2,873,457
		$6,083,339
Internet Media — 4.0%
Alphabet, Inc. (Class C)*	4,500	$3,114,450
Baidu, Inc. (ADR) (China)*	16,000	2,642,400
		$5,756,850
Communications Equipment — 3.7%
Cisco Systems, Inc.	89,100	$2,556,279
Samsung Electronics Co. Ltd. (South Korea)	2,270	2,826,947
		$5,383,226
Industrial Distribution & Rental — 3.2%
Aggreko plc (Britain)	272,007	$4,652,139

Jewelry & Watch Stores — 3.1%
Signet Jewelers,. Ltd.	55,000	$4,532,550

See notes to financial statements.

	Shares	Fair Value
Packaged Food — 3.0%
Danone SA (France)	40,600	$2,841,295
Nestle SA (Switzerland)	19,100	1,479,835
		$4,321,130
Other Commercial Services — 3.0%
ALS, Ltd. (Australia)	1,165,221	$4,313,357

Entertainment Content — 2.8%
Twenty-First Century Fox, Inc. (Class B)	150,000	$4,087,500

Specialty Apparel Stores — 2.6%
Hugo Boss AG (Germany)	65,500	$3,723,807

Aircraft & Parts — 2.4%
Meggitt plc (Britain)	637,200	$3,463,458

Rubber & Plastic — 2.2%
Ansell, Ltd. (Australia)	237,600	$3,251,802

Health Care Services — 1.8%
Laboratory Corp. of America Holdings*	20,400	$2,657,508

Security Services — 1.6%
Prosegur Cia de Seguridad SA (Spain)	390,000	$2,337,133

Application Software — 1.4%
SAP SE (Germany)	26,850	$2,016,573

Beverages — 1.1%
Diageo plc (Britain)	57,400	$1,603,506

Semiconductor Manufacturing — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	58,900	$1,544,947

Food Services — 1.1%
Sodexo SA (France)	14,400	$1,542,664

Agricultural Chemicals — 0.8%
Incitec Pivot, Ltd. (Australia)	486,702	$1,093,283

E-Commerce Discretionary — 0.4%
eBay, Inc.*	24,900	$582,909

OTHER COMMON STOCKS — 4.5%		$6,494,052

TOTAL COMMON STOCKS — 90.3% (Cost $145,771,660)		$130,646,985

See notes to financial statements.

	Principal Amount	Fair Value
Short-Term Investments — 9.5%
State Street Bank Repurchase Agreement — 0.03% 7/1/2016 (Dated 6/30/2016, repurchase price of $13,783,011 collateralized by $ 13,250,000 principal amount U.S. Treasury Note - 2.125% 2025, fair value $14,061,563)	$13,783,000	$13,783,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,783,000)		$13,783,000

TOTAL INVESTMENTS — 99.8% (Cost $159,554,660)		$144,429,985
Other Assets and Liabilities, net — 0.2%		351,815
NET ASSETS — 100.0% — NOTE 2		$144,781,800

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2016:

FPA PARAMOUNT FUND, INC.

Portfolio of investments

June 30, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Apparel, Footwear & Acc Design	$—	$15,671,796	$—	$15,671,796
Infrastructure Software	10,530,889	—	—	10,530,889
Professional Services	2,804,760	7,512,390	—	10,317,150
Construction & Mining Machinery	6,080,790	2,821,182	—	8,901,972
Oil & Gas Services & Equipment	8,897,384	—	—	8,897,384
Flow Control Equipment	—	6,886,061	—	6,886,061
Advertising & Marketing	—	6,083,339	—	6,083,339
Internet Media	5,756,850	—	—	5,756,850
Communications Equipment	2,556,279	2,826,947	—	5,383,226
Industrial Distribution & Rental	—	4,652,139	—	4,652,139
Jewelry & Watch Stores	4,532,550	—	—	4,532,550
Packaged Food	—	4,321,130	—	4,321,130
Other Commercial Services	—	4,313,357	—	4,313,357
Entertainment Content	4,087,500	—	—	4,087,500
Specialty Apparel Stores	—	3,723,807	—	3,723,807
Aircraft & Parts	—	3,463,458	—	3,463,458
Rubber & Plastic	—	3,251,802	—	3,251,802
Health Care Services	2,657,508	—	—	2,657,508
Security Services	2,337,133	—	—	2,337,133
Application Software	—	2,016,573	—	2,016,573
Beverages	—	1,603,506	—	1,603,506
Semiconductor Manufacturing	1,544,947	—	—	1,544,947
Food Services	—	1,542,664	—	1,542,664
Agricultural Chemicals	—	1,093,283	—	1,093,283
E-Commerce Discretionary	582,909	—	—	582,909
Other Common Stocks	6,494,052	—	—	6,494,052
Short-Term Investment	—	13,783,000	—	13,783,000
	$58,863,551	$85,566,434	$—	$144,429,985

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $71,783,434 from Level 1 to Level 2 during the period ended June 30, 2016.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2016 (excluding short-term investments), was $146,060,796 for federal income tax purposes.  Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$5,949,447
Gross unrealized depreciation:	(21,363,258)
Net unrealized depreciation:	$(15,413,811)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	August 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	August 29, 2016